CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 7.9%
Entertainment - 1.8%
Walt Disney Co.	3,080	$360,175

Interactive Media & Services - 2.9%
Alphabet Inc., Class A Shares	390	580,300	*

Media - 1.8%
Comcast Corp., Class A Shares	8,290	354,812

Wireless Telecommunication Services - 1.4%
T-Mobile US Inc.	2,640	283,483	*

TOTAL COMMUNICATION SERVICES		1,578,770

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 1.4%
Aptiv PLC	3,610	280,678

Hotels, Restaurants & Leisure - 1.0%
Vail Resorts Inc.	1,070	205,472

Internet & Direct Marketing Retail - 1.5%
Booking Holdings Inc.	180	299,183	*

Leisure Products - 1.5%
Hasbro Inc.	4,220	307,047

Specialty Retail - 2.6%
Home Depot Inc.	1,950	517,706

Textiles, Apparel & Luxury Goods - 2.1%
NIKE Inc., Class B Shares	4,390	428,508

TOTAL CONSUMER DISCRETIONARY		2,038,594

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	1,760	572,933

Food Products - 3.6%
Hain Celestial Group Inc.	11,140	378,537	*
Vital Farms Inc.	10,000	352,600	*

Total Food Products		731,137

Personal Products - 2.3%
Unilever NV, ADR	7,810	461,024

TOTAL CONSUMER STAPLES		1,765,094

FINANCIALS - 10.5%
Banks - 3.6%
Bank of America Corp.	15,870	394,846
First Republic Bank	2,840	319,443

Total Banks		714,289

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2020 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Capital Markets - 2.7%
BlackRock Inc.	550	$316,255
Charles Schwab Corp.	7,110	235,697

Total Capital Markets		551,952

Insurance - 4.2%
Hartford Financial Services Group Inc.	7,060	298,779
Progressive Corp.	6,070	548,364

Total Insurance		847,143

TOTAL FINANCIALS		2,113,384

HEALTH CARE - 13.8%
Biotechnology - 6.7%
Alexion Pharmaceuticals Inc.	1,720	176,283	*
Amgen Inc.	1,560	381,685
BioMarin Pharmaceutical Inc.	3,930	470,853	*
Gilead Sciences Inc.	4,430	308,018

Total Biotechnology		1,336,839

Health Care Equipment & Supplies - 5.0%
Becton Dickinson and Co.	1,440	405,130
Danaher Corp.	2,950	601,210

Total Health Care Equipment & Supplies		1,006,340

Health Care Providers & Services - 2.1%
UnitedHealth Group Inc.	1,410	426,920

TOTAL HEALTH CARE		2,770,099

INDUSTRIALS - 9.2%
Building Products - 4.2%
Trane Technologies PLC	3,490	390,426
Trex Co. Inc.	3,200	445,856	*

Total Building Products		836,282

Commercial Services & Supplies - 0.9%
Herman Miller Inc.	8,020	187,909

Electrical Equipment - 4.1%
Regal Beloit Corp.	1,610	148,072
Rockwell Automation Inc.	1,180	257,405
Vestas Wind Systems A/S, ADR	9,750	413,107

Total Electrical Equipment		818,584

TOTAL INDUSTRIALS		1,842,775

INFORMATION TECHNOLOGY - 28.9%
Electronic Equipment, Instruments & Components - 2.9%
Keysight Technologies Inc.	2,850	284,687	*
TE Connectivity Ltd.	3,460	308,182

Total Electronic Equipment, Instruments & Components		592,869

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2020 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
IT Services - 3.1%
Automatic Data Processing Inc.	1,920	$255,187
Visa Inc., Class A Shares	1,890	359,856

Total IT Services		615,043

Semiconductors & Semiconductor Equipment - 5.7%
Enphase Energy Inc.	4,140	249,891	*
Lam Research Corp.	1,220	460,135
SolarEdge Technologies Inc.	2,500	437,750	*

Total Semiconductors & Semiconductor Equipment		1,147,776

Software - 9.7%
Autodesk Inc.	1,330	314,452	*
Microsoft Corp.	6,070	1,244,411
Synopsys Inc.	1,910	380,510	*

Total Software		1,939,373

Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc.	3,530	1,500,391

TOTAL INFORMATION TECHNOLOGY		5,795,452

MATERIALS - 4.0%
Chemicals - 1.7%
Ecolab Inc.	1,850	346,098

Containers & Packaging - 2.3%
Ball Corp.	6,380	469,759

TOTAL MATERIALS		815,857

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Equinix Inc.	580	455,578

UTILITIES - 4.4%
Electric Utilities - 1.7%
NextEra Energy Inc.	1,240	348,068

Independent Power and Renewable Electricity Producers - 2.7%
Brookfield Renewable Corp., Class A Shares	1,527	68,646	*
Brookfield Renewable Partners LP	6,110	263,280
Ormat Technologies Inc.	3,430	204,085

Total Independent Power and Renewable Electricity Producers		536,011

TOTAL UTILITIES		884,079

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,605,285)		20,059,682

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2020 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	174,591	$174,591
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	43,648	43,648	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $218,239)			218,239

TOTAL INVESTMENTS - 101.0% (Cost - $13,823,524)			20,277,921
Liabilities in Excess of Other Assets - (1.0)%			(208,332)

TOTAL NET ASSETS - 100.0%			$20,069,589

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $43,648 and the cost was $43,648 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$20,059,682	—	—	$20,059,682
Short-Term Investments†	218,239	—	—	218,239

Total Investments	$20,277,921	—	—	$20,277,921

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,032,065	2,032,065	$1,988,417	1,988,417

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$303	—	$43,648

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